Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Central Index Key	0000702172
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Apr. 01, 2014
Prospectus Date	Apr. 01, 2014
Class A Prospectus | GENERAL MONEY MARKET FUND INC | Class A
Risk/Return:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A
Risk/Return:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Prime Money Market Fund | Class A
Risk/Return:
Trading Symbol	GTAXX
Class A Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class A
Risk/Return:
Trading Symbol	GTMXX
Class A Prospectus | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND | Class A
Risk/Return:
Trading Symbol	GCAXX
Class A Prospectus | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Class A
Risk/Return:
Trading Symbol	GNMXX
Class B Prospectus | GENERAL MONEY MARKET FUND INC | Class B
Risk/Return:
Trading Symbol	GMBXX
Class B Prospectus | General Government Securities Money Market Fund | Class B
Risk/Return:
Trading Symbol	GSBXX
Class B Prospectus | General Treasury Prime Money Market Fund | Class B
Risk/Return:
Trading Symbol	GTBXX
Class B Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class B
Risk/Return:
Trading Symbol	GBMXX
Class B Prospectus | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND | Class B
Risk/Return:
Trading Symbol	GENXX
Fund Summary | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Class B
Risk/Return:
Trading Symbol	GNYXX